COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	During the three and nine months ended September 30, 2024 and 2023, the Company purchased inventories due to this obligation as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Inventory purchases related to purchase obligation	$346	$—	$4,088	$2,027